Derivative financial instruments - Summary of tenor of nominal amount of hedges (Details) - Fair value hedges - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 132	$ 387
Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	15,887	16,862
Within one year | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	239
Within one year | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,614	1,857
1 to 2 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	132	0
1 to 2 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,819	1,716
2 to 3 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	148
2 to 3 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,346	1,933
3 to 4 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
3 to 4 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,627	1,441
4 to 5 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
4 to 5 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	1,047	1,741
5 to 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
5 to 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	6,521	4,164
Over 10 years | Interest rate risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	0	0
Over 10 years | Interest rate and foreign currency risk on finance debt
Disclosure of detailed information about hedges [line items]
Notional amount	$ 1,913	$ 4,010